Summary of significant accounting policies (Details 2) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Nonrecourse securitization debt
Consumer credit receivables financial assets derecognized	¥ 17,500,000,000	¥ 8,000,000,000
Proceeds from derecognition	17,500,000,000	8,000,000,000	¥ 0
Accounts receivables
Nonrecourse securitization debt
Collateralized amount	3,116,309,000	11,701,973,000
Consumer credit receivables financial assets derecognized	12,632,342,000	5,693,223,000
Loan receivables
Nonrecourse securitization debt
Collateralized amount	1,281,361,000	4,512,764,000
Consumer credit receivables financial assets derecognized	¥ 4,867,658,000	¥ 2,306,777,000
Nonrecourse securitization debt
Nonrecourse securitization debt
Weighted average interest rate	5.81%	5.33%
Minimum
Land use rights, net
Estimated useful lives (in years)	34 years
Maximum
Land use rights, net
Estimated useful lives (in years)	70 years
Strategic Cooperation Agreement
Intangible assets, net
Estimated useful lives (in years)	5 years
Non-compete Agreement | Minimum
Intangible assets, net
Estimated useful lives (in years)	5 years
Non-compete Agreement | Maximum
Intangible assets, net
Estimated useful lives (in years)	8 years
Technology | Minimum
Intangible assets, net
Estimated useful lives (in years)	2 years
Technology | Maximum
Intangible assets, net
Estimated useful lives (in years)	7 years
Domain names and trademarks | Minimum
Intangible assets, net
Estimated useful lives (in years)	5 years
Domain names and trademarks | Maximum
Intangible assets, net
Estimated useful lives (in years)	20 years
Others | Minimum
Intangible assets, net
Estimated useful lives (in years)	2 years
Others | Maximum
Intangible assets, net
Estimated useful lives (in years)	10 years